Debt - Additional Information (Detail) - USD ($)		12 Months Ended
	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 07, 2015	Jun. 09, 2015	Nov. 30, 2014
Debt Instrument [Line Items]
Short-term bank borrowings	$ 6,000,000	$ 6,000,000	$ 8,000,000
Weighted average interest rate	2.50%	2.50%	2.30%
Book value of outstanding long-term debt	$ 9,206,000,000	$ 9,206,000,000
Debt issuance costs		61,000,000
Debt discount	188,000,000	188,000,000
Purchase price accounting step-up amount		$ 81,000,000
Remaining tenor of debt		4 years 6 months
Interest accrued for debt	46,000,000	$ 46,000,000	$ 28,000,000
Principal amount of debt	9,374,000,000	9,374,000,000	4,198,000,000
Total long-term debt	8,656,000,000	8,656,000,000	3,936,000,000
Annual repayment of Term Loan		35,000,000
Portion of principal amount of long-term and short-term debt, secured by collateral	$ 4,943,000,000	$ 4,943,000,000	791,000,000
Debt instrument trading price, percentage		98.00%
Cash proceeds from the sale of the warrants			134,000,000
Minimum [Member]
Debt Instrument [Line Items]
Common stock exchange percentage threshold	50.00%	50.00%
Percentage of consideration received by share holders		90.00%
Common Stock [Member]
Debt Instrument [Line Items]
Common stock price trigger		$ 102.84
Warrant [Member]
Debt Instrument [Line Items]
Issue of warrants to purchase shares of common stock	11,180,000	11,180,000
Exercise price	$ 133.32	$ 133.32
Warrants expiration date		Mar. 02, 2020
Warrants expiration extended date		Apr. 30, 2020
Cash proceeds from the sale of the warrants		$ 134,000,000
Estimated fair value of the warrants	$ 168,000,000	$ 168,000,000	136,000,000
New RCF Agreement [Member]
Debt Instrument [Line Items]
Revolving credit facility				$ 600,000,000
Senior Unsecured Notes Due June 15, 2020 [Member]
Debt Instrument [Line Items]
Principal amount of debt					$ 600,000,000
Notes due date		Jun. 15, 2020
Senior Unsecured Notes Due June 15, 2022 [Member]
Debt Instrument [Line Items]
Principal amount of debt					$ 400,000,000
Notes due date		Jun. 15, 2022
Term Loan B [Member]
Debt Instrument [Line Items]
Total long-term debt	8,656,000,000	$ 8,656,000,000	3,936,000,000
Increase in long-term debt		4,720,000,000
Secured Bridge Term Credit Agreement [Member]
Debt Instrument [Line Items]
Revolving credit facility				1,000,000,000
Dollar Denominated Revolving Credit Facilities [Member]
Debt Instrument [Line Items]
Revolving credit facility	600,000,000	$ 600,000,000
Fixed Rate Notes [Member]
Debt Instrument [Line Items]
Percentage of total notes		61.00%
Floating Rate Notes [Member]
Debt Instrument [Line Items]
Percentage of total notes		39.00%
Secured Debt [Member]
Debt Instrument [Line Items]
Remaining tenor of debt		4 years 9 months 18 days
2019 Cash Convertible Senior Notes [Member]
Debt Instrument [Line Items]
Debt discount	167,000,000	$ 167,000,000	205,000,000
Principal amount of debt	1,150,000,000	$ 1,150,000,000	1,150,000,000			$ 1,150,000,000
Notes due date		Dec. 01, 2019
Cash convertible senior notes, interest rate						1.00%
Fees and expenses capitalized as deferred financing costs	$ 16,000,000	$ 16,000,000
Initial cash conversion rate, shares		9.7236
Initial cash conversion price, debt		$ 1,000
Cash conversion price	$ 102.84	$ 102.84
Minimum principal amount on fundamental change repurchase date		$ 200,000
Cash Convertible Senior Notes, Description		If a “fundamental change” (as defined below in this section) occurs at any time, holders will have the right, at their option, to require us to repurchase for cash all of their 2019 Cash Convertible Senior Notes, or any portion of the principal thereof that is equal to $1,000 or a multiple of $1,000 (provided that the portion of any global note or certified note, as applicable, not tendered for repurchase has a principal amount of at least $200,000, on the fundamental change repurchase date.
Fair value of Cash Convertible Senior Notes	$ 1,260,000,000	$ 1,260,000,000
2019 Cash Convertible Senior Notes [Member] | Level II [Member]
Debt Instrument [Line Items]
Fair value of notes	241,000,000	241,000,000	203,000,000
Loss on embedded cash conversion option		38,000,000	4,000,000
Notes Hedges [Member]
Debt Instrument [Line Items]
Aggregate cost of the Notes Hedges		208,000,000
Estimated fair value of the Notes Hedges	$ 241,000,000	$ 241,000,000	$ 203,000,000
Senior Secured Term Loan Due 2020 [Member] | Term Loan B [Member]
Debt Instrument [Line Items]
Principal amount of debt				$ 2,700,000,000
Notes due date	Dec. 07, 2020
Term Loan issued price, percentage of par				99.25%
Term Loan issued at fair value				$ 2,680,000,000